SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Revenue	19,999,294	18,659,141	17,837,611
Cost of revenue	(10,560,766)	(10,044,402)	(10,427,222)
Selling and marketing expenses	(1,063,533)	(1,130,799)	(1,489,005)
Depreciation and amortization	(175,488)	(272,734)	(598,516)
General and administrative Expenses	(2,361,763)	(2,798,028)	(6,156,987)
Other segment items*	162,251	255,633	(326,843)
Income tax expense	(1,045,511)	(825,926)	(155,708)
Net Income (Loss)	4,954,484	3,842,885	(1,316,670)

The accounting policies of the reportable segment are the same as those described in Note 2 – Summary of Significant Accounting Policies. There are no intersegment revenues or transactions.

*	Other segment items primarily consist of government grants, other income and interest expense, net, as reported in the consolidated statements of operations and comprehensive income (loss).